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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rex Capital Advisors, LLC
Address: 50 Park Row West, Suite 113
         Providence, RI  02903

13F File Number:  28-12260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur X. Duffy
Title:     Managing Member

Phone:     401.383.5370

Signature, Place, and Date of Signing:

*
______________________________________________
  Arthur X. Duffy    Providence, RI    8/14/12


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $155,887,467


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE




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FORM 13F   REX CAPITAL ADVISORS, LLC

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                                                                                                                      ITEM 8:
                                                                            ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT              --------------------
ITEM 1:                            ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:  (A)      (B)    (C)
NAME OF ISSUER                  TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)  MANAGERS  SOLE   SHARED   NONE
-----------------------       -----------------  ---------   -----------   ---------  ---  ---  ---  --------  ----   ------  ------
3M Co                         COMMON STOCK       88579y101       748,787       8,357  XX                                       8,357

Abbott Laboratories           COMMON STOCK       002824100       224,420       3,481  XX                                       3,481

ACE Ltd                       COMMON STOCK       H0023R105       333,659       4,501  XX                                       4,501

American Express Company      COMMON STOCK       025816109       357,584       6,143  XX                                       6,143

Anheuser-Busch InBev NV       COMMON STOCK       03524A108       243,410       3,056  XX                                       3,056

Apple Inc                     COMMON STOCK       037833100       381,352         653  XX                                         653

Bank of America Corp          COMMON STOCK       060505104       549,230      67,143  XX                                      67,143

Boardwalk Pipeline Partners   COMMON STOCK       096627104       279,146      10,103  XX                                      10,103

BP PLC ADR                    COMMON STOCK       055622104       247,618       6,108  XX                                       6,108

Citigroup Inc                 COMMON STOCK       172967424       451,580      16,475  XX                                      16,475

ConocoPhillips                COMMON STOCK       20825c104       262,636       4,700  XX                                       4,700

Diageo PLC ADR New            COMMON STOCK       25243Q205       426,194       4,135  XX                                       4,135

EI du Pont de Nemours and Co  COMMON STOCK       263534109       244,708       4,839  XX                                       4,839

Exelon Corp                   COMMON STOCK       30161N101       211,913       5,633  XX                                       5,633

Goldman Sachs Group Inc       COMMON STOCK       38141g104       452,076       4,716  XX                                       4,716

Google Inc Cl A               COMMON STOCK       38259p508       359,643         620  XX                                         620

Intel Corp                    COMMON STOCK       458140100       704,919      26,451  XX                                      26,451

Johnson & Johnson Co          COMMON STOCK       478160104       205,045       3,035  XX                                       3,035

JPMorgan Chase & Co           COMMON STOCK       46625h100       501,864      14,046  XX                                      14,046

McDonalds Corp                COMMON STOCK       580135101       325,967       3,682  XX                                       3,682

MeetMe Inc                    COMMON STOCK       585141104        79,900      34,000  XX                                      34,000

Microsoft Corp                COMMON STOCK       594918104       667,566      21,823  XX                                      21,823

Mitsubishi UFJ Finl Grp ADR   COMMON STOCK       606822104       191,135      40,239  XX                                      40,239

Morgan Stanley                COMMON STOCK       617446448       448,351      30,730  XX                                      30,730

Nestle SA                     COMMON STOCK       641069406       343,983       5,758  XX                                       5,758

News Corp Ltd A               COMMON STOCK       65248E104       220,225       9,880  XX                                       9,880

Nokia Corp ADR                COMMON STOCK       654902204       227,700     110,000  XX                                     110,000

Pfizer Inc                    COMMON STOCK       717081103       213,854       9,298  XX                                       9,298
Pfizer Inc                    COMMON STOCK       717081103        11,960         520            XX                               520

Star Scientific Inc           COMMON STOCK       85517P101       547,200     120,000  XX                                     120,000

Target Inc                    COMMON STOCK       87612e106       376,955       6,478  XX                                       6,478

Travelers Cos Inc             COMMON STOCK       89417E109       356,419       5,583  XX                                       5,583

Vodafone Group PLC ADR        COMMON STOCK       92857W209       203,882       7,235  XX                                       7,235
Vodafone Group PLC ADR        COMMON STOCK       92857W209        12,117         430            XX                               430

Walt Disney Co The            COMMON STOCK       254687106       231,830       4,780  XX                                       4,780

Yandex NV                     COMMON STOCK       n97284108    93,926,958   4,930,549  XX                                   4,930,549

Zynga Inc                     COMMON STOCK       98986t108        97,920      18,000  XX                                      18,000

iShares MSCI AC Asia ex Jap   ETF                464288182     1,860,872      35,371  XX                                      35,371

iShares MSCI Canada Index     ETF                464286509     4,741,511     183,495  XX                                     183,495

iShares MSCI EAFE Index Fund  ETF                464287465       493,004       9,868  XX                                       9,868

iShares MSCI Japan            ETF                464286848     2,285,228     242,851  XX                                     242,851

iShares Russell 1000 Value Fd ETF                464287598       294,701       4,320  XX                                       4,320

iShares Russell 2000 Index Fd ETF                464287655     6,369,733      80,062  XX                                      80,062

iShares Russell 2000 Value Fd ETF                464287630       433,602       6,160  XX                                       6,160

iShares S&P 500 Value         ETF                464287408       350,263       5,624  XX                                       5,624

iShares S&P MidCap 400/Value  ETF                464287705     6,311,756      77,331  XX                                      77,331

Market Vectors Vietnam        ETF                57060U761     1,136,864      61,887  XX                                      61,887

Powershares DB Agriculture F  ETF                73936b408     2,531,588      89,709  XX                                      89,709

Powershares DB Commodity      ETF                73935S105     2,930,968     113,824  XX                                     113,824

SPDR Gold Trust ETF           ETF                78463V107       562,564       3,625  XX                                       3,625

SPDR S&P 500 ETF Trust        ETF                78462F103    15,683,125     115,228  XX                                     115,228

Vanguard MSCI Emg Mkts        ETF                922042858     4,231,981     105,985  XX                                     105,985

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